Other Payables and Accrued Expenses	12 Months Ended
Jun. 30, 2025
Other Payables and Accrued Expenses [Abstract]
Other Payables and Accrued Expenses
(14)	Other Payables and Accrued Expenses

Components of other payables and accrued expenses are as follows:

	As of June 30,
	2024	2025
	RMB	RMB
Business and other tax payables	78,749	56,764
Refundable deposits from employees and agents	17,726	20,034
Professional fees	8,539	1,102
Accrued expenses to third parties	23,590	25,999
Contributions from members of eHuzhu mutual aid program	36,460	-
Amount due to entities disposed in 2025	-	42,485
Others	5,247	9,169
Total	170,311	155,553